Net finance expense - Finance Income and Expenses Not at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Total interest income on financial assets	$ 6,529	$ 4,106	$ 655
Total interest expense on financial liabilities	(84,378)	(67,956)	(38,391)
Interest leasing	(4,811)	0	0
Total other financial charges	$ (7,474)	$ (6,802)	$ (5,819)